Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 837,999	$ 426,409	$ 356,128
Third parties
Revenue
Revenue	829,254	420,609	351,347
Related parties
Revenue
Revenue	8,745	5,800	4,781
Goods | Third parties
Revenue
Revenue	388,924	314,329	266,199
Goods | Related parties
Revenue
Revenue	8,264	5,293	4,256
Invoiced Goods-Marketed Products
Revenue
Revenue	83,087	57,057	33,937
Invoiced Goods-Distribution
Revenue
Revenue	309,383	262,565	236,518
Services -Commercialization of Marketed Products
Revenue
Revenue	48,608	41,275	27,428
Services -Commercialization of Marketed Products | Third parties
Revenue
Revenue	48,608	41,275	27,428
Services-Research and Development
Revenue
Revenue	481	507	525
Services-Research and Development | Related parties
Revenue
Revenue	481	507	525
License & Collaborations-Services
Revenue
Revenue	80,397	23,741	18,995
License & Collaborations-Services | Third parties
Revenue
Revenue	80,397	23,741	18,995
License & Collaborations-Royalties
Revenue
Revenue	32,470	26,310	15,064
License & Collaborations-Royalties | Third parties
Revenue
Revenue	32,470	26,310	15,064
License & Collaborations-Licensing
Revenue
Revenue	278,855	14,954	23,661
License & Collaborations-Licensing | Third parties
Revenue
Revenue	278,855	14,954	23,661
License & Collaborations-Manufacturing supply
Revenue
Revenue	4,718
Oncology/Immunology segment
Revenue
Revenue	528,616	163,844	119,610
Oncology/Immunology segment | Third parties
Revenue
Revenue	528,135	163,337	119,085
Oncology/Immunology segment | Related parties
Revenue
Revenue	481	507	525
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Revenue	83,087	57,057	33,937
Oncology/Immunology segment | Services -Commercialization of Marketed Products
Revenue
Revenue	48,608	41,275	27,428
Oncology/Immunology segment | Services-Research and Development
Revenue
Revenue	481	507	525
Oncology/Immunology segment | License & Collaborations-Services
Revenue
Revenue	80,397	23,741	18,995
Oncology/Immunology segment | License & Collaborations-Royalties
Revenue
Revenue	32,470	26,310	15,064
Oncology/Immunology segment | License & Collaborations-Licensing
Revenue
Revenue	278,855	14,954	23,661
Oncology/Immunology segment | License & Collaborations-Manufacturing supply
Revenue
Revenue	4,718
Other Ventures segment
Revenue
Revenue	309,383	262,565	236,518
Other Ventures segment | Third parties
Revenue
Revenue	301,119	257,272	232,262
Other Ventures segment | Related parties
Revenue
Revenue	8,264	5,293	4,256
Other Ventures segment | Invoiced Goods-Distribution
Revenue
Revenue	$ 309,383	$ 262,565	$ 236,518